Income Taxes Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Net Deferred Income Tax [Abstract]
Deferred Tax Liabilities, Net	$ (4,590)	$ (4,410)	$ (3,984)
Increase in Tax Liability Attributable to Sunoco Acquisition	0	(488)
Noncurrent asset	(242)	62
Deferred Tax Liabilities, Other	$ 62	$ 0